Pensions Expected Benefit Payments (Details) (USD $) In Millions	Dec. 31, 2010
Domestic Pension Benefits
Estimated Future Benefit Payments
2011	$ 22.6
2012	23.2
2013	23.2
2014	23.7
2015	24.5
2016-2020	132.2
Non-U.S. Pension Benefits
Estimated Future Benefit Payments
2011	21.4
2012	23.5
2013	24.3
2014	25.4
2015	26.8
2016-2020	152.0
SERP Benefits [Member]
Estimated Future Benefit Payments
2011	0.5
2012	0.5
2013	0.5
2014	1.7
2015	1.5
2016-2020	6.2
Other Postretirement Benefit Plans Defined Benefit [Member]
Estimated Future Benefit Payments
2011	2.1
2012	2.2
2013	2.2
2014	2.1
2015	2.2
2016-2020	$ 10.7